CURRENT AND DEFERRED TAXES (Details) - CLP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Summary of current tax liabilities (assets)
Current tax (assets)
Current tax liabilities	6,435		29,294
Total tax payable (recoverable)	6,435		29,294
(Assets) liabilities current taxes detail (net)
Income tax, tax rate	145,112	[1]	145,963	[1]	$ 121,775
Minus:
Provisional monthly payments	(136,562)		(113,700)
Credit for training expenses	(1,768)		(1,972)
Land taxes leasing
Grant credits	(968)		(1,079)
Other	621		82
Total tax payable (recoverable)	$ 6,435		$ 29,294

[1]	The tax rate is 25.5% for 2017 and 24.0% for 2016.